20. Related Parties - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Details
Short-term employee benefits	€ 2,683	€ 1,538	€ 1,879
Termination benefits	0	0	430
Share-based payments	1,229	1,379	2,292
Key management personnel compensation	€ 3,912	€ 2,917	€ 4,601